Financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial instruments [Text Block]

22. Financial instruments

As at December 31, 2023, the Company's financial instruments consist of cash and cash equivalents, receivable due from related party, preferred shares in the JV, accounts payable and accrued liabilities, payable due to related party and long‐term incentive plan liabilities. The Company classifies cash and cash equivalents, accounts receivable, the related party receivable, accounts payable and accrued liabilities and accounts payable due to related party as financial assets or liabilities and are measured at amortized cost. The preferred shares in the JV and long‐term incentive plan liabilities are a financial asset and a financial liability, respectively, measured at fair value through profit or loss and fall within Level 3 of the fair value hierarchy as discussed below.

The fair value hierarchy comprises:

Level 1 - fair values based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - fair values based on inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3 - fair values based on inputs for the asset or liability that are not based on observable market data.

There were no transfers between the levels during the years ended December 31, 2023 or 2022.

As at December 31, 2023, the carrying and fair values of the Company's financial instruments by category are as follows:

	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$
Financial assets:
Cash and cash equivalents	‐	55,270	55,270	55,270
Receivables and receivable due from related party	‐	1,060	1,060	1,060
Preferred shares in AGM JV	70,165	‐	70,165	70,165
Total financial assets	70,165	56,330	126,495	126,495

Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party[1]	6,139	5,724	11,863	11,863
Long‐term incentive plan liabilities	318	‐	318	318
Lease liability	‐	203	203	203
Total financial liabilities	6,457	5,927	12,384	12,384

[1] Accounts payable includes the current portion of long-term incentive plan liabilities, which are measured at fair value through profit or loss.

The risk exposure arising from these financial instruments is summarized as follows:

(a) Credit risk

Credit risk is the risk of an unexpected loss if a customer or the issuer of a financial instrument fails to meet its contractual obligations. The Company is subject to credit risk on cash and cash equivalent balances held at banks in Canada, Isle of Man and Mali. The risk of loss associated with cash investments is considered to be low as the majority of the Company's cash and cash equivalents are held with highly rated banking institutions.

As at December 31, 2023, the Company had a receivable due from the JV of $1.0 million (December 31, 2022 - $1.7 million). Credit risk associated with the related party receivable is considered to be low based on the liquidity of available funds of the JV.

In addition, the Company is exposed to credit risk on its preferred share investments in the JV (note 9). With respect to the 132.4 million preferred shares, credit risk is mitigated by monitoring the financial condition of the JV on a regular basis. The Company's maximum exposure to credit risk in relation to the preferred shares at the reporting date is the carrying value of the financial asset totaling $70.2 million.

(b) Liquidity risk

Liquidity risk encompasses the risk that the Company cannot meet its financial obligations as they fall due. The Company manages liquidity risk through a rigorous planning and budgeting process, which is reviewed and updated on a regular basis, to help determine the funding requirements to support current operations, expansion and development plans, and by managing the Company's capital structure (note 21). By managing liquidity risk, the Company aims to ensure that it will have sufficient liquidity to settle obligations and liabilities as they fall due. Subsequent to the JV Transaction, the Company's only direct source of revenue is the service fee earned as operators of the AGM JV, as any free cash flows generated by AGM are no longer within the Company's exclusive control as the disposition of cash from the JV is governed by the JVA (note 10). However, through a combination of the Company's cash balance and interest earned thereon, cash flows from its investment in the JV, and the ongoing management fee receipts from the JV (note 8), the Company believes it is in a position to meet all working capital requirements, contractual obligations and commitments as they fall due. The Company's cash flows, however, and its ability to meet working capital requirements and contractual obligations are significantly influenced by the price of gold and the performance of the AGM. The Company aims to manage its liquidity by ensuring that, even in a low gold price environment, it can manage spending and provide adequate cash flow to meet all commitments.

As at December 31, 2023, the Company had a cash and cash equivalents balance of $55.3 million (December 31, 2022 - $56.1 million) allowing it to settle current liabilities of $12.0 million (December 31, 2022 - $5.8 million) as they become due.

(c) Market risk

(i) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As disclosed in note 9, the Company holds preferred shares in the JV which are carried at fair value through profit or loss with fair value determined by reference to a discounted cash flow model. Changes in interest rates would impact the discount rate applied to forecast future cash flows and accordingly the fair value of the preferred shares; however, changes in interest rates would not impact the amount or timing of forecast future cash flows.

With all other variables unchanged, a 1% decrease (increase) in the preferred share discount rate would have resulted in a $2.5 million increase and a $2.4 million decrease, respectively, to the Company's net income for the year ended December 31, 2023 (year ended December 31, 2022 - 1% decrease (increase) in the discount rate would have resulted in a $2.8 million increase and a $2.7 million decrease, respectively, to the Company's net income for the year).

The Company's cash and cash equivalents earn interest income at variable rates and accordingly future interest income is subject to fluctuations in short‐term interest rates. A +/‐1% change in short‐term interest rates during the year would have resulted in a $0.6 million increase or decrease to the Company's interest income for the year ended December 31, 2023 (year ended December 31, 2022 - $0.5 million increase or decrease).

(ii) Foreign currency risk

As at December 31, 2023 and 2022, the Company's exposure to foreign currency risk was limited to the balances presented below. Acronyms of "ZAR" and "XOF" refer to the South African Rand and West African Franc, respectively.

December 31, 2023	Foreign currency amount			USD Equivalent

	C$ (000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	1,329	742	5,811	1,070
Receivables	33	‐	‐	25
Accounts payable and accrued liabilities	(2,740)	(432)	(36,771)	(2,152)
Long‐term incentive plan liabilities	(8,559)	‐	‐	(6,457)
Lease liability	(270)	‐	‐	(203)
Net exposure to foreign currency	(10,207)	310	(30,960)	(7,717)

December 31, 2022	Foreign currency amount			USD Equivalent

	C$ (000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	1,614	691	17,954	1,261
Receivables	61	‐	‐	45
Accounts payable and accrued liabilities	(2,139)	(402)	(36,830)	(1,662)
Long‐term incentive plan liabilities	(3,681)	‐	‐	(2,716)
Lease liability	(425)	‐	‐	(314)
Net exposure to foreign currency	(4,570)	289	(18,876)	(3,386)

A +/‐10% change in the prevailing exchange rates as at December 31, 2023, with all other variables held constant, would have resulted in a $0.8 million decrease (increase) to the Company's net income for the year ended December 31, 2023 (year ended December 31, 2022 - $0.3 million decrease (increase) to net income).

(iii) Price risk

Price risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in market prices, other than those arising from currency risk or interest rate risk. Future cash flows from the JV are expected to be received as redemptions of the Company’s preferred shares in the JV (note 9). From time to time, the JV enters into hedging programs to manage the AGM’s exposure to gold price risk with an objective of margin protection. For the year ended December 31, 2023, the fair value of the preferred shares would not be materially impacted by a 5% increase (decrease) in the gold price as there would be no change to the estimated timing of distributions made to the JV partners (year ended December 31, 2022 – 10% increase (decrease) in the gold price would not have materially impacted the fair value of preferred shares as there would be no change to the estimated timing of distributions).